Notes to the cash flow statements - Reconciliation of net cash provided by (used in) operating activities to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	$ 7,201	$ 5,699	$ 5,463
Adjustments:
Depreciation, amortisation and impairment	1,237	1,581	3,054
Impairment charges	839	524	(348)
Net decrease/(increase) in current and deferred tax	665	427	350
(Increase)/decrease in accrued interest receivable	(730)	(544)	183
(Decrease)/increase in accrued interest payable	2,400	794	(423)
(Decrease)/increase in provisions	(173)	(621)	(1,716)
Other non-cash items	(850)	1,869	(253)
Cash flows from operating activities before changes in operating assets and liabilities	10,589	9,729	6,310
Net (increase)/decrease in:
Collateral paid	1,545	(1,524)	305
Trading securities and financial assets measured at FVIS	(4,524)	(3,750)	19,316
Derivative financial instruments	4,082	2,451	(2,420)
Loans	(27,270)	(36,345)	(15,098)
Other financial assets	128	279	(274)
Life insurance assets and liabilities		266	(593)
Other assets	8	20	6
Net increase/(decrease) in:
Collateral received	(2,888)	3,643	93
Deposits and other borrowings	24,692	35,054	33,737
Other financial liabilities	(17,146)	7,120	9,036
Other liabilities	(12)	11	(8)
Net cash provided by/(used in) operating activities	(10,796)	16,954	$ 50,410
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	6,434	12,178
Adjustments:
Depreciation, amortisation and impairment	1,089	1,304
Impairment charges	695	629
Net decrease/(increase) in current and deferred tax	363	139
(Increase)/decrease in accrued interest receivable	(657)	(499)
(Decrease)/increase in accrued interest payable	1,863	645
(Decrease)/increase in provisions	(162)	(549)
Other non-cash items	(499)	(4,416)
Cash flows from operating activities before changes in operating assets and liabilities	9,126	9,431
Net (increase)/decrease in:
Collateral paid	1,537	(1,658)
Trading securities and financial assets measured at FVIS	(4,162)	(3,890)
Derivative financial instruments	4,414	380
Loans	(25,080)	(32,696)
Other financial assets	94	(186)
Other assets	11	37
Net increase/(decrease) in:
Collateral received	(3,092)	3,744
Deposits and other borrowings	23,347	33,586
Other financial liabilities	(18,117)	5,939
Other liabilities	(3)	41
Net cash provided by/(used in) operating activities	$ (11,925)	$ 14,728